Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment, Net

Plant and equipment, net, consist of the following:

	December 31, 2024	December 31, 2023
Office equipment and furniture	$185,982	$191,670
Transportation vehicles	490,745	508,032
Mechanical equipment	1,529,390	1,571,663
Building	8,886,497	9,158,260
Subtotal	11,092,614	11,429,625
Less: accumulated depreciation	(2,188,483)	(1,584,603)
Plant and equipment, net	$8,904,131	$9,845,022